SUPPLEMENTAL FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 29, 2018
SUPPLEMENTAL FINANCIAL INFORMATION
Schedule of net inventories
(In millions)	2018	2017

Raw materials	$236.2	$214.6
Work-in-progress	196.7	179.8
Finished goods	218.5	215.2

Inventories, net	$651.4	$609.6

Schedule of property, plant and equipment

(In millions)	2018	2017

Land	$28.0	$31.1
Buildings and improvements	643.1	638.9
Machinery and equipment	2,231.1	2,188.2
Construction-in-progress	151.5	142.7

Property, plant and equipment	3,053.7	3,000.9
Accumulated depreciation	(1,916.3)	(1,903.0)

Property, plant and equipment, net	$1,137.4	$1,097.9

Capitalized software costs
(In millions)	2018	2017

Cost	$452.4	$428.9
Accumulated amortization	(316.9)	(301.8)

Software, net	$135.5	$127.1

Schedule of research and development expense
(In millions)	2018	2017	2016

Research and development expense	$98.2	$93.4	$89.7

Cash paid for interest and income taxes
(In millions)	2018	2017	2016

Interest	$54.9	$57.7	$58.9
Income taxes, net of refunds	153.5	125.6	106.1

Schedule of amounts and balance sheet locations of deferred revenue

(In millions)	December 29, 2018	December 30, 2017

Other current liabilities	$11.5	$15.3
Long-term retirement benefits and other liabilities	.3	.4

Total deferred revenue	$11.8	$15.7